COMMITMENTS AND CONTINGENT LIABILITIES	9 Months Ended
Sep. 30, 2013
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES
NOTE 5:	COMMITMENTS AND CONTINGENT LIABILITIES

a.
Sapiens Technologies (1982) Ltd. ("Sapiens Technologies"), a subsidiary incorporated in Israel, was partially financed under programs sponsored by the Office of Chief Scientist ("OCS") for the support of certain research and development activities conducted in Israel.

In exchange for participation in the programs by the OCS, the Company agreed to pay 3%-3.5% of total net consolidated license and maintenance revenue and 0.35% of the net consolidated consulting services revenue related to the software developed within the framework of these programs based on an understanding with the OCS reached in January 2012.

The royalties will be paid up to a maximum amount equaling 100%-150% of the grants provided by the OCS, linked to the dollar, and for grants received after January 1, 1999, bear annual interest at a rate based on LIBOR.

As of September 30, 2013, the Company had a contingent liability to pay royalties of approximately $7,911.

b.	The Company has provided bank guarantees in the amount of $2,004 as security for the rent to be paid for its leased offices. The lease is valid for approximately three years ending in October 2015.

As of September 30, 2013, the Company has provided bank guarantees in the amount of $83 as security for the performance of various contracts with customers and suppliers.